Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consists of the following (in thousands):

	September 30, 2019	December 31, 2018
Accrued costs for Shire	$—	$1,310
Accrued clinical trials	3,484	785
Accrued professional service fees	1,099	70
Accrued contract manufacturing and non-clinical costs	2,035	—
Accrued compensation and related benefits	1,294	15

Total accrued expenses	$7,912	$2,180